INCOME TAXES (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards						$ 9,100,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%					21.00%
Income Tax Expense (Benefit)	$ (1,680,000)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Deferred Tax Assets, Valuation Allowance	$ 1,680,000	$ 4,260,000		$ 4,260,000		$ 3,730,000	$ 5,235,000